Share capital warrants and subscription receipts - Summary Of The Stock Option Information (Detail)	12 Months Ended
	Nov. 30, 2024 shares $ / shares	Nov. 30, 2024 shares $ / shares	Nov. 30, 2023 shares $ / shares	Nov. 30, 2023 shares $ / shares	Nov. 30, 2022 shares $ / shares	Nov. 30, 2022 shares $ / shares
US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	661,978	661,978
Weighted average remaining life	9 years 1 month 9 days
Weighted average exercise price | $ / shares		$ 3.35
CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	5,026,208	5,026,208	1,774,559	1,774,559	1,180,052	1,180,052
Weighted average remaining life	8 years 8 months 23 days
Weighted average exercise price | (per share)	$ 4.98	$ 3.55	$ 11.51	$ 8.48	$ 15.92	$ 11.84
Exercise Price 1 | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	571,951	571,951
Weighted average remaining life	9 years 5 months 8 days
Weighted average exercise price | $ / shares		$ 1.93
Exercise Price 1 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	3,396,135	3,396,135
Weighted average remaining life	9 years 8 months 4 days
Weighted average exercise price | (per share)	$ 1.75	$ 1.25
Exercise Price 1 | Top of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		4.76
Exercise Price 1 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	4.76	3.4
Exercise Price 1 | Bottom of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		1
Exercise Price 1 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 1	$ 0.71
Exercise Price 2 | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	90,027	90,027
Weighted average remaining life	6 years 11 months 26 days
Weighted average exercise price | $ / shares		$ 12.34
Exercise Price 2 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	686,201	686,201
Weighted average remaining life	8 years 3 months
Weighted average exercise price | (per share)	$ 5.16	$ 3.68
Exercise Price 2 | Top of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		15
Exercise Price 2 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	8	5.71
Exercise Price 2 | Bottom of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		4.77
Exercise Price 2 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 4.77	$ 3.4
Exercise Price 3 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	297,530	297,530
Weighted average remaining life	4 years 4 months 24 days
Weighted average exercise price | (per share)	$ 11.04	$ 7.88
Exercise Price 3 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	15	10.71
Exercise Price 3 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 8.01	$ 5.72
Exercise Price 4 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	571,091	571,091
Weighted average remaining life	6 years 6 months 18 days
Weighted average exercise price | (per share)	$ 16.85	$ 12.02
Exercise Price 4 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	24	17.13
Exercise Price 4 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 15.01	$ 10.72
Exercise Price 5 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	48,075	48,075
Weighted average remaining life	3 years 9 months 29 days
Weighted average exercise price | (per share)	$ 33.14	$ 23.65
Exercise Price 5 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	36	25.7
Exercise Price 5 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 24.01	$ 17.14
Exercise Price 6 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	27,176	27,176
Weighted average remaining life	3 years 4 months 6 days
Weighted average exercise price | (per share)	$ 38.24	$ 27.29
Exercise Price 6 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	40	28.55
Exercise Price 6 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 36.01	$ 25.71